Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American High-Income Trust
Entity Central Index Key	0000823620
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
American High-Income Trust® Class A [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class A
Trading Symbol	AHITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.72% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class C [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class C
Trading Symbol	AHTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.44% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class T [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class T
Trading Symbol	TAHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last six months? investment
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 22	0.43% *
*Annualized.
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-1
Trading Symbol	AHTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 36	0.72% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.
American High-Income Trust® Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-2
Trading Symbol	AHIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.
American High-Income Trust® Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-3
Trading Symbol	HIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.
American High-Income Trust® Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-A
Trading Symbol	CITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.72% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-C
Trading Symbol	CITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.48% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-E
Trading Symbol	CITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 46	0.92% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-T
Trading Symbol	TAIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-1
Trading Symbol	CITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 27	0.54% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-2
Trading Symbol	FAHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-3
Trading Symbol	FTAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-1
Trading Symbol	RITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.42% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-2
Trading Symbol	RITBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.41% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-2E
Trading Symbol	RTEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.13% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-3
Trading Symbol	RITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.97% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-4
Trading Symbol	RITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-5E
Trading Symbol	RITHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24	0.48% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-5
Trading Symbol	RITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust® Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-6
Trading Symbol	RITGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 23,588,000,000
Holdings Count | Holding	1,045
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23,588
Total number of portfolio holdings	1,045
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.